BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 14:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2020	2019	2018
Numerator:
Profit (loss) attributable to Eltek Ltd shareholders'	2,608	1,793	(2,607)

Denominator:
Denominator for basic profit (loss) per share weighted-average number of shares outstanding	4,495,329	3,734,189	2,028,552
Effect of diluting securities:
Employee stock options	5,815	128	-

Denominator for diluted profit (loss) per share - adjusted weighted average shares and assumed exercises	4,501,144	3,734,317	2,028,552